Income Taxes (Details) - Schedule of Reconciliation of Federal Income Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	(0.33%)	0.00%
Change in fair value of derivative warrant liabilities	(13.32%)
Non-deductible transaction costs	2.23%
Other permanent items, net	0.01%
Change in valuation allowance	1.70%	(21.00%)
Income tax provision	11.28%